RESTRICTED NET ASSETS (Details) ¥ in Millions	6 Months Ended
Jun. 30, 2022 CNY (¥)
RESTRICTED NET ASSETS
Annual appropriations of net after tax profits to be set aside as general reserve fund or statutory surplus fund	10.00%
Restricted net assets	¥ 938.0
Percentage of total restricted net assets to total consolidated net assets	8.25%
Foreign Invested Enterprise | General Reserve Fund | CHINA
RESTRICTED NET ASSETS
Appropriation of after-tax profits to non distributable reserve funds, percentage	10.00%
Required general reserve registered capital ratio to deforce compulsory net profit allocation to general reserve	50.00%
Domestic Enterprise | Statutory Surplus Reserve | CHINA
RESTRICTED NET ASSETS
Appropriation of after tax profit to statutory surplus fund required percentage minimum	10.00%
Required statutory surplus registered capital ratio to deforce compulsory net profit allocation to statutory surplus	50.00%